9united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

TOPS® Target Range™ Portfolio

A series of the Northern Lights Variable Trust

Annual Report

December 31, 2021

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

End of Year 2021 Market Commentary

Positive Momentum into Year End, with Questions Left to be Answered in 2022

In the 4th quarter of 2021, markets rebounded from September weakness to finish the year with strong positive momentum. Looking back, roughly 1/3 of the total 2021 returns were achieved in the last three months of the year. Major events this quarter were the emergence of the Omicron variant, more clarity from the Federal Reserve on a plan to reduce stimulus, the passage of the Infrastructure and Jobs Act, shelving of the Build Back Better plan, and continued high inflation.

After discussing Q4 and full year 2021 financial market results, we will address three topics important to TOPS portfolio returns and strategies:

1)	Inflation: What will happen to inflation and what are the repercussions?

2)	The Fed: Will the Fed fight inflation aggressively or not?

3)	Return Expectations: Is it the time to search for a new leader beyond large cap growth?

Fourth Quarter and Year-To-Date Markets Review

For Q4 2021, most stock indexes had positive returns. This includes, but is not limited to, S&P 500 Growth Index (“S&P 500 Growth”) up +13.4%, S&P 500 Index (“S&P 500”) up +11.0%, MSCI World Real Estate Index up +10.7%, and S&P GSSI Natural Resources Index up +8.1%. The S&P MidCap 400 Index (“S&P MidCap” and S&P SmallCap 600 Index (“S&P SmallCap”) both posted positive returns of +8.0% and +5.6%, respectively. MSCI Emerging Markets Index ended the year with a negative quarter, down - 1.3%.

A positive fourth quarter helped stock market indexes lock in above average returns for the year. The best performer for the year was S&P GSSI Natural Resources Index, up nearly +40.0%. The S&P 500 recorded a strong +28.7%, while S&P SmallCap and MidCap put up +26.8% and +24.8%, respectively. Strong results were also achieved by MSCI World Real Estate Index, up +28.7%. The laggards on the year remain MSCI EAFE Index (developed international) returning +11.3% and MSCI Emerging Markets Index down -2.5%.

Bond yields were flat in the fourth quarter as the Bloomberg 10-year U.S. Treasury Index yield stayed at 1.52%. Total returns for the Bloomberg U.S. Aggregate Bond (“Bloomberg U.S. Aggregate”) Index were also flat on the quarter and the Bloomberg U.S. Treasury Inflation Protected Securities Index (“Bloomberg U.S. TIPS”) returned +2.4%. High Yield corporate bonds had positive returns, while Investment Grade Corporates and Emerging Markets bonds saw negative returns.

The Bloomberg 10-year U.S. Treasury Bond Index yield rose from 0.93% to 1.52% over the year. Bloomberg U.S. TIPS recorded a solidly positive return of +6.0% for the year versus the broader Bloomberg U.S. Aggregate at -1.5%. U.S. High Yield achieved positive returns while developed international and emerging markets were negative.

Inflation: What will happen to inflation, and what are the repercussions?

Prices in the U.S. are clearly higher leading into 2022, as shown by multiple measurements of inflation. With the economy running stronger than it has in a long time, the money supply about $5 Trillion higher than the beginning of 2020, supply chains strained, skilled labor hard to find, and measurements coming off tepid bases registered during the recession; it is no surprise inflation is finally arriving.

For economists and money managers, this is a big change, as inflation has remained subdued for well over a decade. As we have discussed in this commentary over the years, several long-term macro deflationary factors have been keeping inflation down. Factors such as aging population, lower economic growth rates, technological innovation and international trade have been suppressing any hints of inflation for some time. However, the lid has blown off and these longer-term trends have failed to subdue recent pressures, as the U.S. Bureau of Labor Statistics recorded the largest inflation jump in over 40 years for the Consumer Price Index (“CPI”) in December at a 6.8% year-over-year increase. Rising prices in energy and food were a major driver; however, even when stripping out those components the ‘core’ reading of inflation rose 4.9%.

From our standpoint, inflation is the leading concern for markets heading into 2022. Each day, we are researching and debating whether inflation is transitory or here to stay and discussing the impact on our portfolios. A particular area of focus is wages, as increases in wages can help to transition short term spikes in inflation (transitory) to longer term secular inflationary trends. To this point, increases in wages have not been a leading driver of inflation, but that may be changing. Per the November Employment Situation Report from the Bureau of Labor Statistics, the average hourly earnings for all private sector employees rose 4.9% over the last year.

Helping to drive wages higher is a scarcity of labor. While many unemployed from the recession have found jobs, many others are leaving the labor force entirely. According to M&N, 58.8% of the U.S. population is employed currently versus 61.1% pre-pandemic. The 2.3% percentage difference equates to roughly 7.5 million fewer people working or actively seeking employment today. Some have called this “The Great Resignation.”

While we are happy for the baby boomers finally getting their opportunity to enjoy retirement, the birthrates in the U.S. have fallen below replacement levels. This shrinking labor force could continue to place pressure on wages, which is holding our attention and stopping us from dismissing inflationary figures as purely temporary.

Historically, stocks have been a relatively good place to be invested in periods of moderate inflation. Inflation can be in tandem with solid economic growth, which drives earnings and fuels stocks. Likewise, stocks are one of the few investments with the opportunity to provide returns high enough for investors to avoid losing purchasing power in periods of inflation. Therefore, investors in stocks should be in the right place should we enjoy a period of moderate inflation.

The primary concerns regarding inflation are the impact on bond investments and the measures which may be employed to keep inflation in check. Our Portfolio Management Team is spending significant time and effort in monitoring inflation and modeling the impact inflation could have. We feel the portfolios are well designed to balance this risk, along with the many other risks and opportunities in global financial markets.

The Fed: Will the Fed fight inflation aggressively or not?

There are some similarities between economists and pharmacists, as both try to provide a medicine to cure any ailment. In economics, the common prescription to fight inflation above target levels is to raise interest rates. By raising interest rates, the Federal Reserve should be able to tap the brakes on inflation. Like any commercial on TV outlining the side effects of pharmaceuticals, there are side effects to raising interest rates as well. Likewise, it is very important interest rate increases are enacted in the right dosage.

Federal Reserve Chairman Jerome Powell has outlined many times over the past year that the Fed is confident they can control inflation. Chairman Powell has outlined primarily that the Fed will be nimble, able to appropriately gauge the pulse on inflation and the appropriate dosage of rate rises. However, he has stopped short of outlining whether the Fed will be aggressive or not in the short term. This “trust me” policy has left markets guessing and professional money managers like us forced to allow for multiple scenarios.

Some market pundits feel the Fed is already behind the curve and it will have to aggressively raise rates in 2022 to cool inflation. Others are confident the Fed will expertly execute its Goldilocks strategy. Currently, markets overall are expecting to see three different 0.25% rate increases in the Federal Funds Rate in 2022. The pace and level of these increases is likely to have a major impact on 2022 results in stock and bond markets.

Lastly, there is much debate on how longer-term bonds will react to increases in short term rates. As the Fed increases the Fed Funds Rate, there is no assurance interest rates on 10-year U.S. Treasury bonds will react. As such, we could experience what is referred to as a yield curve flattening, when interest rates at different maturities transition towards parity.

Return Expectations: Is it the time to search for a new leader beyond large cap growth?

Large cap growth U.S. stocks were the clear performance leader among major global asset classes in 2021, as they have been over the past 5 years. For the past 5 years, large growth stocks have returned about 24% annualized, which has led large value (12%), mid cap (13%), small cap (12%) and international developed (10%).

Looking forward to 2022, the path to outperformance for large cap growth stocks appears to be different. The spectacular run-up in growth and tech stocks over the last decade has been a combination of earnings growth and investors bidding up multiples to historically high levels. A valuation multiple we often reference is the Price/Earnings ratio (P/E). Historically, the P/E ratio of the S&P 500 has been around 17. To produce the exceptional returns, the Trailing P/E ratio of the S&P 500 has risen to around 25, with the Forward P/E in the 21/22 range.

According to Dr. Ed Yardeni, the forward P/E of the S&P 500 has remained remarkably high, mostly because the valuation multiple of the S&P 500 Growth stock price index has been amazingly steady, at around 28.0 since mid-2020. Amid a rise in the inflation rate and the increasingly hawkish stance of the Fed, these stable valuations are uncommon. Potentially, the steadiness can be attributed to liquidity provided by monetary and fiscal policies since the start of the pandemic.

Growth stocks, specifically tech stocks, tend to benefit from lower interest rates. Not only do low rates aid borrowing, but they also make growth stocks more attractive to investors compared to more conservative investments. As an example, if an investor could earn 5% on the 10-year U.S. Treasury, this would reduce the attractiveness to the risk inherent in growth stocks. Therefore, if we do see rates rise, it could put pressure particularly on valuations of large cap growth stocks.

So, will we have a new leader among asset classes in 2022 and over the next few years? As our investors should know, at least those who have read our writings over the last 20 years, it is incredibly difficult to predict short term market results. However, over the long term, we do feel there is opportunity for asset classes beyond large cap growth to make up some of the return gap accumulated over the last decade.

In their recently released 10-year return expectations, Vanguard revealed their return expectations for U.S. large growth stocks trail those of U.S. value stocks, international stocks, and several other major asset classes. Value stocks tend to trade at lower valuations and can often be boring companies, like healthcare and financial stocks.

Large cap U.S. stocks are the largest equity concentration in the fund. We continue to be believers in the long-term return potential of the U.S. stock market. However, as we have seen in periods like the first decade of the millennium, a benefit of diversifying risk into a wide range of global asset classes is the opportunity to experience desirable returns in periods when large cap U.S. stocks do not lead. We have balanced the risk and opportunity to be able to benefit if the large cap U.S. stock rally continues, however, TOPS stands to provide appropriate relative results if the baton is handed off to other diversifying asset classes which currently provide more attractive valuations.

We are pleased with the overall performance of the Target Range over the first few months of live trading. The fund has performed in line with the underlying index methodology and the team has done an efficient job of executing on the strategy. We feel the strategy is in a good position to add value, versus more risky long only exposure in 2022.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P Growth Index represents the growth companies of the S&P 500 Index.

The S&P MidCap 400® measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Bloomberg U.S. Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (“MBS”) foreign bonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Bloomberg U.S. Treasury Inflation Protected Securities Index (“TIPS”) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results. Past performance does not guarantee future results, and current performance may be lower or higher than the data quoted.

5182-NLD-01272022

TOPS® Target Range™ Portfolio
Portfolio Review (Unaudited)
December 31, 2021

The Portfolio’s Average Annual Total Return through December 31, 2021*, as compared to its benchmark:

Performance Since
Inception (9/20/21)
Target Range Portfolio
Class 1	3.40%
Class 2	3.40%
Class S	3.30%
S&P 500 Total Return Index **	9.79%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, and Class S, and Investor Class are 0.52%, 0.77% and 0.97%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2021	% of Net Assets
Exchange-Traded Funds - Fixed Income	59.4%
Call Options Purchased	18.8%
Other Assets and Liabilities - net/Short-Term Investments	21.8%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Target Range™ Portfolio
Schedule of Investments
December 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 59.4%
	FIXED INCOME - 59.4%
3,123	iShares 0-3 Month Treasury Bond ETF(a)				$312,378
3,667	SPDR Portfolio Short Term Treasury ETF(a)				111,587
1,829	Vanguard Short-Term Treasury ETF(a)				111,258
					535,223

	TOTAL EXCHANGE-TRADED FUNDS (Cost $537,028)				535,223

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 22.0%
	MONEY MARKET FUNDS - 22.0%
198,289	STIT - Government & Agency Portfolio, Institutional Class, 0.03% (Cost $198,289)(b)				198,289

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 18.7%
21	iShares MSCI EAFE ETF	01/21/2022	$64.00	$165,228	$30,922
15	iShares MSCI Emerging Markets ETF	01/21/2022	46.73	73,275	3,547
8	iShares Russell 2000 ETF	01/21/2022	180.00	177,960	34,180
11	SPDR S&P 500 ETF Trust	01/21/2022	384.00	522,456	100,348
	TOTAL CALL OPTIONS PURCHASED (Cost - $141,893)				168,997

	TOTAL INVESTMENTS - 100.1% (Cost $877,210)				$902,509
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $2,149)				(775)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(d)				(152)
	NET ASSETS - 100.0%				$901,582

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (0.1)%
21	iShares MSCI EAFE ETF	01/21/2022	$87.00	$165,228	$672
15	iShares MSCI Emerging Markets ETF	01/21/2022	63.00	73,275	15
8	iShares Russell 2000 ETF	01/21/2022	245.00	177,960	72
11	SPDR S&P 500 ETF Trust	01/21/2022	520.00	522,456	16
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,149)				775

ETF	- Exchange-Traded Fund

S&P	- Standard & Poor’s

SOC	- Societe Generale

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or part of these securities were held as collateral for call options written as of December 31, 2021. Total collateral for call options written is $415,511 and $230 in cash.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage round to less than 0.1%.

See accompanying notes to financial statements.

TOPS® Target Range™ Portfolio

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in securities, at cost	$877,210
Investments in securities, at value	$902,509
Deposits with Broker	230
Interest and dividends receivable	4
Total Assets	902,743
Liabilities:
Options written, at value (premiums received $2,149)	775
Payable for Portfolio shares redeemed	3
Accrued investment advisory fees	261
Accrued distribution (12b-1) fees	44
Payable to related parties and administrative service fees	78
Total Liabilities	1,161
Net Assets	$901,582

Components of Net Assets:
Paid in capital	$874,895
Accumulated earnings	26,687
Net Assets	$901,582

See accompanying notes to financial statements.

TOPS® Target Range™ Portfolio

Statement of Assets and Liabilities (Continued)

December 31, 2021

Class 1 Shares:
Net assets	$776,202
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	75,000

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.35

Class 2 Shares:
Net assets	$10
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.35	(a)

Class S Shares:
Net assets	$125,370
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	12,128

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.34

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Target Range™ Portfolio

Statement of Operations

For the Period Ended December 31, 2021(a)

Investment Income:
Dividend income	$264
Interest income	14
Total Investment Income	278
Expenses:
Investment advisory fees	821
Distribution fees (12b-1)
Class S Shares	93
Related parties and administrative service fees	234
Total Expenses	1,148
Net Investment Loss	(870)

Realized and Unrealized Gain on Investments and Options Written:
Net realized gain on:
Investments	65
Options written	51
Distributions of realized gains by underlying investment companies	302
Total net realized gain	418
Net change in unrealized appreciation on:
Investments	25,299
Options written	1,374
Total unrealized appreciation	26,673
Net Realized and Unrealized Gain on Investments and Options Written	27,091
Net Increase in Net Assets Resulting from Operations	$26,221

(a)	The TOPS® Target Range™ Portfolio commenced operations on September 20, 2021.

See accompanying notes to financial statements.

TOPS® Target Range™ Portfolio

Statement of Changes in Net Assets

Period Ended
December 31, 2021(a)
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss	$(870)
Net realized gain (loss) on investments and options written	116
Distributions of realized gains by underlying investment companies	302
Net change in unrealized appreciation on investments and options written	26,673
Net increase in net assets resulting from operations	26,221
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	750,000
Class 2	10
Class S	175,471
Cost of shares redeemed
Class S	(50,120)
Net increase in net assets from share transactions of beneficial interest	875,361
Total Increase In Net Assets	901,582

Net Assets:
Beginning of period	—
End of period	$901,582

(a)	The TOPS® Target Range™ Portfolio commenced operations on September 20, 2021.

See accompanying notes to financial statements.

TOPS® Target Range™ Portfolio

Statement of Changes in Net Assets (Continued)

Period Ended
December 31, 2021(a)
SHARE ACTIVITY
Class 1
Shares Sold	75,000
Net increase in shares of beneficial interest outstanding	75,000

Class 2
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class S
Shares Sold	17,119
Shares Redeemed	(4,991)
Net increase in shares of beneficial interest outstanding	12,128

(a)	The TOPS® Target Range™ Portfolio commenced operations on September 20, 2021.

See accompanying notes to financial statements.

TOPS® Target Range™ Portfolio

Financial Highlights

Selected data based on a share outstanding throughout the period indicated.

	Class 1 Shares

	Period Ended
	December 31, 2021 (a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss (b)(c)	(0.01)
Net realized and unrealized gain on investments and options written	0.36
Total income from investment operations	0.35
Net asset value, end of period	$10.35
Total return (d)	3.50	% (f)(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$776
Ratio of expenses to average net assets (e)	0.45	% (h)
Ratio of net investment loss to average net assets (c)(e)	(0.33	)% (h)
Portfolio turnover rate	14	% (g)

(a)	The TOPS® Target Range™ Portfolio Class 1 commenced operations on September 20, 2021.

(b)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment loss by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® Target Range™ Portfolio

Financial Highlights

Selected data based on a share outstanding throughout the period indicated.

	Class 2 Shares

	Period Ended
	December 31, 2021 (a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss (b)(c)	(0.00	) (h)
Net realized and unrealized gain on investments and options written	0.35
Total income from investment operations	0.35
Net asset value, end of period (d)	$10.35
Total return (e)	3.50	% (i)(j)
Ratios and Supplemental Data:
Net assets, end of period (f)	$10
Ratio of expenses to average net assets (g)	0.70	% (k)
Ratio of net investment loss to average net assets (c)(g)	(0.08	)% (k)
Portfolio turnover rate	14	% (j)

(a)	The TOPS® Target Range™ Portfolio Class 2 commenced operations on September 20, 2021.

(b)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment loss by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(j)	Not annualized.

(k)	Annualized.

See accompanying notes to financial statements.

TOPS® Target Range™ Portfolio

Financial Highlights

Selected data based on a share outstanding throughout the period indicated.

	Class S Shares

	Period Ended
	December 31, 2021 (a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss (b)(c)	(0.02)
Net realized and unrealized gain on investments and options written	0.36
Total income from investment operations	0.34
Net asset value, end of period	$10.34
Total return (d)	3.40	% (f)(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$125
Ratio of expenses to average net assets (e)	0.90	% (h)
Ratio of net investment loss to average net assets (c)(e)	(0.76	)% (h)
Portfolio turnover rate	14	% (g)

(a)	The TOPS® Target Range™ Portfolio Class S commenced operations on September 20, 2021.

(b)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment loss by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® Target Range™ Portfolio
Notes to Financial Statements
December 31, 2021

1.	ORGANIZATION

The TOPS® Target Range™ Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio is intended to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of the Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. The Portfolio pays its own expenses. The Portfolio seeks to provide capital appreciation, with a secondary objective of hedging risk. The Portfolio commenced operations on September 20, 2021.

The Portfolio currently offers three classes of shares: Class 1 Shares, Class 2 Shares, and Class S Shares. Each class of shares of the Portfolio has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolio’s share classes differ in the fees and expenses charged to shareholders. The Portfolio’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Portfolio may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolio’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date.

Valuation of Fund of Funds – The Portfolio may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

TOPS® Target Range™ Portfolio
Notes to Financial Statements (Continued)
December 31, 2021

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.

Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® Target Range™ Portfolio
Notes to Financial Statements (Continued)
December 31, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for the Portfolio’s investments measured at fair value:

TOPS® Target Range™ Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$535,223	$—	$—	$535,223
Short-Term Investments	198,289	—	—	198,289
Call Options Purchased	—	168,997	—	168,997
Total	$733,512	$168,997	$—	$902,509

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$775	$—	$775

The Portfolio did not hold any Level 3 securities during the period ended December 31, 2021.

*	Refer to the Schedule of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Portfolio’s December 31, 2021 year-end tax return. The Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

TOPS® Target Range™ Portfolio
Notes to Financial Statements (Continued)
December 31, 2021

Option Transactions – The Porfolio is subject to equity price risk in the normal course of pursuing it’s investment objectives and may purchase or sell options to help hedge against risk. When a portfolio writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Portfolio has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Portfolio’s Schedule of Investments. If such a decline occurs, the put options will permit the Portfolio to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Portfolio. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Portfolio since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Impact of Derivatives on the Statements of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Portfolio’s Statement of Asset and Liabilities as of December 31, 2021:

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Fair Market Value
Call Options Purchased Equity Risk	Investments in securities, at value	$168,997
Call Options Written Equity Risk	Options written, at value	775
Total		$169,772

The following is a summary of the location of derivative investments on the Portfolio’s Statement of Operations for the period ended December 31, 2021:

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Call Options Purchased	Equity Risk	Net realized gain on investments	$181
Call Options Written	Equity Risk	Net realized gain on options written	51
Total			$232

Call Options Purchased	Equity Risk	Net change in unrealized appreciation on investments	$27,104
Call Options Written	Equity Risk	Net change in unrealized appreciation on options written	1,374
Total			$28,478

The notional value of the derivative instruments outstanding as of December 31, 2021, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed above and within the Statement of Operations, serve as indicators of the volume of derivative activity for the Portfolio.

TOPS® Target Range™ Portfolio
Notes to Financial Statements (Continued)
December 31, 2021

Offsetting of Financial Assets and Derivative Liabilities –

Gross Amounts Not Offset in the
Liabilities:			Statement of Assets & Liabilities
Net Amounts of
	Gross Amounts Offset	Liabilities Presented
	in the Statement of	in the Statement of	Financial	Cash Collateral
Description	Assets & Liabilities (1)	Assets & Liabilities	Instruments (2)	Received	Net Amount
Options Written	$—	$775	$775	$—	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, amounted to $608,600 and $71,457, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolio’s investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolio’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, on behalf of the Portfolio, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the year ended December 31, 2021, the Advisor earned $821 in advisory fees.

TOPS® Target Range™ Portfolio
Notes to Financial Statements (Continued)
December 31, 2021

The Trust, with respect to the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2 shares and Class S shares. The fee is calculated at an annual rate of 0.25% and 0.45% of the average daily net assets attributable to Portfolio’s Class 2 shares and Class S shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of the Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ended December 31, 2021, the Portfolio paid $93 in distribution fees under the Plan.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, the Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by the Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the period ended December 31, 2021, the Trustees received fees in the amount of $0 on behalf of the Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain Officers of the Trust are also Officers of UFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from UFS under the administrative servicing agreement.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the Portfolio as of December 31, 2021 and differs from market value by net unrealized appreciation/depreciation which consisted of:

	Gross	Gross
	Unrealized	Unrealized	Total Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$875,349	$33,368	$(6,983)	$26,385

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$302	$—	$—	$—	$26,385	$26,687

The difference between book basis and tax basis accumulated net realized gains/losses, and unrealized appreciation/depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

TOPS® Target Range™ Portfolio
Notes to Financial Statements (Continued)
December 31, 2021

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and non-deductible expenses, resulted in reclassifications for the period ended December 31, 2021 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(466)	$466

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolio currently seeks to achieve its investment objectives by investing its assets in underlying funds. As of December 31, 2021, the percentage of the Portfolio’s net assets invested in the iShares 0-3 Month Treasury Bond ETF was 34.7%. (the “Security”). The Portfolio may sell its investments in this Security at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at www.sec.gov.

7.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Portfolio will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a portfolio can enter into, eliminate the asset segregation framework currently used by portfolios to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require portfolios whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Portfolio is currently evaluating the impact, if any, of this provision.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Northern Lights Variable Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TOPS Target Range Portfolio, one of the portfolios constituting the Northern Lights Variable Trust (the “Portfolio”) as of December 31, 2021, the related statements of operations, changes in net assets, and the financial highlights for the period from September 20, 2021 (commencement of operations) through December 31, 2021, and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2021, and the results of its operations, changes in its net assets, and the financial highlights for the period from September 20, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

February 18, 2022

We have served as the auditor of one or more TOPS Portfolios investment companies since 2019.

TOPS® Target Range™ Portfolio
Additional Information (Unaudited)
December 31, 2021

ValMark Advisers, Inc. - Adviser for TOPS® Target Range TM Fund (“TOPS Target”)*

Milliman Financial Risk Management, LLC - Sub-Adviser to TOPS Target

In connection with the regular meeting held on June 22-24, 2021 Meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc (the “Adviser” or “ValMark”) and the Trust, with respect to TOPS Target (the “Fund”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between Valmark and Milliman Financial Risk Management, LLC (the “Sub-Adviser” or “Milliman”) with respect to the Fund. In considering the approval of the Advisory Agreement and Sub-Advisory Agreement, the Board received materials specifically relating to the Advisory and Sub-Advisory Agreements.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Sub-Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory and Sub-Advisory Agreements.

Nature, Extent and Quality of Services.

The Board observed that ValMark had been in business since 1997 and it was an affiliate of ValMark Securities Inc., a national broker dealer. The Board observed that the adviser managed approximately $6.7 billion in assets and specialized in the formation and management of ETF programs, financial planning, consulting, investment advisory and risk management services to institutional clients, insurance companies and investment companies. The Board reviewed the backgrounds of key investment personnel who would be responsible for servicing TOPS Target, noting their robust education and financial industry experience. The Board noted that the Adviser used proprietary investment methodology to optimize fund performance. The Board discussed the Adviser’s intent to track the returns of a customized index. The Board reviewed the Adviser’s process for overseeing the Sub-Adviser in executing the strategy for the Fund. After further discussion, the Trustees agreed that ValMark had the resources necessary to provide quality service to TOPS Target.

The Board noted that that Sub-Adviser was founded in 1998 and managed approximately $150 billion in assets as of December 31, 2020. The Board considered that the Sub-Adviser was a global leader in financial risk management to the retirement savings industry, noting that it is also Sub-Adviser to other TOPS ETF portfolios. The Board reviewed the backgrounds and experience of the key personnel responsible for servicing the Fund, noting the varied financial industry experience. The Board noted that the Sub-Adviser would be responsible to perform daily risk management calculations and trade execution for the Fund. The Board observed that Milliman built portfolio limitations, thresholds and restrictions into its trading and risk management systems. It noted that although the Adviser was responsible for broker dealer selection, the Sub-Adviser would perform an annual best execution review. The Board observed noted that a NFA exam and SEC exam, conducted in May 2020 and September 2020, respectively, resulted in no material findings and that the Sub-Adviser reported no other material litigation or compliance issues. The Board noted its familiarity with Milliman and its personnel and acknowledged that the Adviser expressed satisfaction with Milliman’s services as a long-term valued partner. After further discussion, the Board concluded that it expected the Sub-Adviser would provide a high level of service to TOPS Target and the Adviser.

TOPS® Target Range™ Portfolio
Additional Information (Unaudited) (Continued)
December 31, 2021

Performance.

The Board reviewed the investment objective of the Fund and its anticipated Morningstar category. The Board discussed the investment strategy of the Fund, noting that the Adviser will continually monitor the performance of the call spread. The Board considered the back-tested performance of the custom index because the Fund would seek to track the index. The Board acknowledged that the custom index had produced positive returns since inception in 2007. The Board discussed the largest drawdown as well as the largest upside returns of the index, observing that limiting downside risk did tend to reduce upside opportunity, which was a desirable strategy for some investors. The Board concluded that ValMark and Milliman had the potential to provide satisfactory performance for TOPS Target.

Fees and Expenses.

The Board reviewed the proposed advisory fee for TOPS Target as compared to its custom Morningstar category and Broadridge recommended peer group. The Board noted that the proposed annual advisory fee was 0.35%, higher than the average and median advisory fees of the Fund’s peer group and custom Morningstar category, but observed that it was within the range of the category. The Board observed that the Adviser attributed the higher advisory fee to the knowledge and expertise required to manage the custom index, options and capital markets. The Board also noted that the advisory fee proposed was similar to the TOPS Managed Risk Balanced Fund, a similarly managed product.

The Board reviewed the proposed sub-advisory fee for TOPS Target, noting that the proposed sub-advisory fee of 0.20% was equal to the fee charged by the Sub-Adviser for other TOPS Funds in NLVT. The Board concluded that the proposed advisory and sub-advisory fees for TOPS Target were not unreasonable.

Economies of Scale.

The Board reviewed ValMark’s asset projections and noted ValMark’s assertion that it would not benefit from meaningful economies of scale until the Fund experienced significant growth, and that the Adviser believed it had set the advisory fee at a competitive level despite the lower expected assets during the initial term of the advisory agreement. The Board concluded that, based on the Fund’s projected asset size during the initial term of the Advisory and Sub-Advisory Agreements, the absence of breakpoints was acceptable at this time.

Profitability.

The Board reviewed the profit analysis provided by both ValMark and Milliman. The Board observed that ValMark and Milliman estimated achieving profits for years one and two of the Advisory and Sub-Advisory Agreements. The Board discussed the projected profit margins and acknowledged that each of the Adviser and Sub-Adviser had achieved exceptional industry efficiencies with the Funds it currently managed in NLVT. The Board noted that because TOPS Target had not commenced operations, the profitability analysis was only an estimate based on expected asset growth. The Board concluded that, based on the information provided by both ValMark and Milliman, the estimated profitability of each was not excessive.

Conclusion.

Having requested and received such information from the Adviser and as the Board believed to be reasonably necessary to evaluate the terms of the Advisory and Sub-Advisory Agreements, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory and Sub-advisory Agreements was in the best interests of future shareholders of TOPS Target.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

TOPS® Target Range™ Portfolio
Expense Examples (Unaudited)
December 31, 2021

As a shareholder of the TOPS® Target Range™ Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 20, 2021 (commencement of Portfolio operations) through December 31, 2021.

Actual Expenses

The “Actual” columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
		Actual			(5% return before expenses)
	Portfolio’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	9-20-21	12-31-21	Period *	6-30-21	12-31-21	Period**
TOPS Target Range Portfolio
Class 1	0.45%	$1,000.00	$1,034.00	$1.28	$1,000.00	$1,022.94	$2.29
TOPS Target Range Portfolio
Class 2	0.70%	$1,000.00	$1,034.00	$1.99	$1,000.00	$1,021.68	$3.57
TOPS Target Range Portfolio
Class S	0.90%	$1,000.00	$1,033.00	$2.55	$1,000.00	$1,020.69	$4.57

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (102) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

TOPS® ETF Portfolios
Supplemental Information (Unaudited)
December 31, 2021

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	10	Northern Lights Variable Trust (for series not affiliated with the Portfolios since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); OFI Carlyle Global Private Credit Fund (since March 2018) and and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	10	Northern Lights Variable Trust (for series not affiliated with the Portfolios since 2013); Northern Lights Fund Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 -2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	10	Northern Lights Variable Trust (for series not affiliated with the Portfolios since 2006); Northern Lights Fund Trust (since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	10	Northern Lights Variable Trust (for series not affiliated with the Portfolios since 2006); Northern Lights Fund Trust (since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975- 2011).	10	Northern Lights Variable Trust (for series not affiliated with the Portfolios since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Fund Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-2015). AICPA Auditing Standards Board Member (2009-2012).	10	Northern Lights Variable Trust (for series not affiliated with the Portfolios since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Fund Trust (since 2007).

12/31/21-NLVT-v2

TOPS® ETF Portfolios
Supplemental Information (Unaudited)(Continued)
December 31, 2021

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President of Gemini Fund Services, LLC (2019-2020) President, Gemini Fund Services, LLC (2012 -2019).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and Assistant Vice President and Staff Attorney (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Ultimus Fund Solutions (since 2020); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 -2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer since January 2021	Chief Compliance Officer, of the Trust (Since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (Since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust(2020-current); Senior Vice President-Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2021, the Trust was comprised of 15 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the 10 portfolios managed by the Adviser. Those Portfolios do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-572-5945.

12/31/21-NLVT-v2

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TTR-AR21

(b)        Not applicable

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2021 - $10,000

(b)	Audit-Related Fees

FYE 2021 - None

(c)	Tax Fees

FYE 2021 - $5,070

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2021 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2021
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $10,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/2022

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/8/2022